Acquisitions, Investments and Dispositions - Axtel (Details) - Axtel $ in Thousands	Dec. 17, 2018 MXN ($) item
Detailed information about business combination
Cash transferred	$ 5,466,872
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed
Cash and cash equivalents	1,000
Trade notes and accounts receivables	169,036
Other accounts receivable primarily value-added tax	875,331
Total current assets	1,045,367
Property and equipment	2,130,108
Intangible assets and goodwill	2,582,713
Total assets	5,758,188
Other current liabilities	291,316
Total liabilities	291,316
Total net assets	$ 5,466,872
Cable
Detailed information about business combination
Revenue generating units | item	553,226
Cable | Video Service
Detailed information about business combination
Revenue generating units | item	97,622
Cable | Broadband Services
Detailed information about business combination
Revenue generating units | item	227,802
Cable | Voice Service
Detailed information about business combination
Revenue generating units | item	227,802